Investment Strategy - Defiance Quantum ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
BlueStar® Quantum Computing and Machine Learning Index
The Index consists of a modified equal-weighted portfolio of the stock of companies whose business activities, products, and/or services relate to the development of quantum computing and machine learning technology. “Quantum computing” refers to hardware and software designed to take advantage of extremely fast computers that leverage the field of quantum mechanics, a branch of physics dealing with particles and the complexities in which they naturally behave. Such technologies include research and development of quantum computers; use of quantum computing for applied sciences or communications; development of technology-enabled interactions between quantum and traditional computers; development of advanced hardware and/or software used in machine learning; production of specialized machinery used in advanced semiconductor and integrated circuit packaging; or the production and/or processing of raw materials used in quantum computing. “Machine learning” refers to the development of artificial intelligence (“AI”)-based search and large language models (“LLMs”) and the compilation of the results. Machine learning technologies include advanced computing hardware (such as graphics processing units (GPUs), field-programmable gate arrays (FPGAs), application-specific integrated circuits (ASICs), neural processing units (NPUs), AI-specific memory chips, or other embedded artificial intelligence chips); companies that specialize in the perception, collection, or management of big data; and AI-as-a-Service, including AI-based search services and LLMs. The companies included in the Index are screened semi-annually from the universe of globally-listed stocks (including in emerging markets) by MarketVector Indexes GmbH (the “Index Provider”) based on their involvement developing quantum computing and machine learning technologies and/or the percentage of revenues derived from, or operating activities devoted to, such technologies by a company. Companies identified by the Index Provider’s screening process are then screened for investibility based on market capitalization, listing exchange, and certain liquidity criteria. To be eligible for inclusion in the Index, (i) companies already in the Index, must have a market capitalization exceeding US$75 million; and (ii) companies not already in the Index, must have (a) a market capitalization exceeding US$150 million or (b)(1) a market capitalization of least US$100 million and (2) derive at least 50% of their annual revenue from or allocate at least 50% of their operating activities to machine learning or quantum computing-related products or activities.
The Index is rebalanced and reconstituted semi-annually after the close of business on the third Friday of June and December each year based on data as of the Wednesday before the second Friday of June and December each year. However, new initial public offerings (“IPOs”), spin-offs and post-merger/acquisition special acquisition companies (“SPACs”) (using the de-SPAC/merge date as the IPO date) that meet the Index’s eligibility requirements as “pure play” quantum computing companies may be added on a “fast-entry basis” between the Index’s semi-annual reconstitution dates. The Index Provider defines a “pure play” quantum computing company as a company that derives at least 50% of its revenue from, or allocates at least 50% of its operating activity to, quantum computing technology or services. For purposes of the “fast-entry basis” requirements, “quantum computing technology or services” does not refer to the development of quantum computing hardware or software or the application of machine learning technologies. In addition to the semi-annual reconstitutions in June and December, new IPOs, spin-offs, and post-merger/acquisition SPACs of pure play quantum computing companies are reviewed for fast-entry addition in March and September, and may be added after the close of business on the third Friday of March and September. Additionally, IPOs and spin-offs of pure play quantum computing companies (excluding post-merger/acquisition SPACs) that meet the Index’s eligibility requirements, including a full market capitalization exceeding US$100 million, may be considered for monthly fast-entry addition based on a review conducted as of the last trading day of each month and may be added after the close of business on the third Friday of the following month. For all other time periods, if an IPO or spin-off of a pure-play quantum computing company (excluding post-merger/acquisition SPACs), exceeds a full market capitalization of US$1 billion, and meets the applicable fast-entry requirements on the Friday following the IPO effective date, it may be added after close of the Friday of the following week. Fast-entry additions are added at an equal weight with the weight reduced from existing components proportionally. Index constituents will be removed from the Index at the time of a reconstitution if they fail to meet the eligibility requirements.